UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2011

Date of reporting period:	August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—49.3%
Airlines—2.9%
	American Airlines Pass Through Trust,
$7,000	7.858%, 4/1/13, (AGC)	Ba1/BBB-	$7,000,000
2,816	10.375%, 1/2/21 (i)	Baa3/A-	3,069,278
	Continental Airlines,
909	6.545%, 8/2/20	Baa2/BBB+	945,045
2,411	6.703%, 12/15/22 (i)	Baa2/BBB	2,513,652
698	7.373%, 6/15/17	Ba1/BB-	698,052
7,557	7.707%, 10/2/22 (i)	Baa2/BBB	8,048,508
1,518	9.798%, 4/1/21	Ba3/B	1,571,014
16,967	Northwest Airlines, Inc., 7.15%, 4/1/21, (MBIA) (i)	Ba3/BB+	16,457,726
	United Air Lines Pass Through Trust,
2,661	7.336%, 1/2/21 (a)(b)(d)(j)
	(acquisition cost-$2,661,473; purchased 6/19/07)	Ba2/B+	2,395,326
5,455	10.40%, 5/1/18 (i)	Baa2/BBB+	5,979,468
			48,678,069

Banking—5.4%
4,800	AgFirst Farm Credit Bank, 7.30%, 9/30/11 (a)(b)(d)(g)(j)
	(acquisition cost-$3,808,000; purchased 2/26/10-3/2/10)	NR/A	4,870,992
300	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB+	300,000
	Barclays Bank PLC,
14,480	10.179%, 6/12/21 (a)(d)(i)	Baa1/A	17,580,168
£2,600	14.00%, 6/15/19 (g)	Baa2/A-	4,864,219
€2,800	BPCE S.A., 9.25%, 4/22/15 (g)	Baa3/BBB+	3,730,593
$22,050	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
	11.00%, 6/30/19 (a)(d)(g)(i)	A2/AA-	27,807,299
4,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)(i)	Baa3/BBB	3,702,448
2,000	HSBC Capital Funding L.P., 10.176%, 6/30/30 (g)	A3/A-	2,508,878
€8,500	Intesa Sanpaolo SpA, 8.375%, 10/14/19 (g)	Baa2/BBB+	10,134,514
	Regions Financial Corp. (i),
$3,600	7.375%, 12/10/37	B1/BB	3,060,000
6,600	7.75%, 11/10/14	Ba3/BB+	6,616,500
£1,100	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (g)	Baa2/A-	1,781,166
£3,000	Santander Issuances S.A. Unipersonal,
	7.30%, 7/27/19, (converts to FRN on 9/27/14)	Aa3/AA-	4,683,934
			91,640,711

Building & Construction—0.4%
$1,800	Cemex Finance LLC, 9.50%, 12/14/16 (a)(d)	NR/B	1,597,500
2,000	Desarrolladora Homex SAB De C.V., 9.50%, 12/11/19 (a)(d)	Ba3/BB-	2,105,000
3,300	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	Ba1/BBB-	3,763,871
			7,466,371

Consumer Products—0.2%
3,100	Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (a)(d)	Caa1/B-	2,805,500

Financial Services—26.5%
	Ally Financial, Inc.,
250	5.70%, 6/15/13	B1/B+	239,367
20	5.70%, 10/15/13	B1/B+	18,991

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$344	5.70%, 12/15/13	B1/B+	$325,628
189	5.85%, 6/15/13	B1/B+	181,420
502	5.90%, 12/15/13	B1/B+	477,229
259	5.90%, 1/15/19	B1/B+	219,516
35	6.00%, 7/15/13	B1/B+	33,625
638	6.00%, 11/15/13	B1/B+	608,826
130	6.00%, 2/15/19	B1/B+	110,098
4,534	6.00%, 3/15/19	B1/B+	3,832,777
364	6.00%, 4/15/19	B1/B+	306,970
796	6.00%, 9/15/19	B1/B+	667,535
56	6.05%, 8/15/19	B1/B+	47,183
122	6.10%, 5/15/13	B1/B+	117,793
10	6.10%, 9/15/19	B1/B+	8,337
520	6.15%, 9/15/13	B1/B+	499,365
60	6.15%, 11/15/13	B1/B+	57,433
226	6.15%, 12/15/13	B1/B+	215,996
62	6.15%, 8/15/19	B1/B+	52,586
13	6.15%, 10/15/19	B1/B+	11,010
330	6.20%, 11/15/13	B1/B+	316,206
445	6.20%, 3/15/16	B1/B+	402,692
695	6.20%, 4/15/19	B1/B+	594,461
357	6.25%, 3/15/13	B1/B+	346,616
78	6.25%, 7/15/13	B1/B+	75,265
395	6.25%, 10/15/13	B1/B+	379,454
356	6.25%, 11/15/13	B1/B+	341,469
1,141	6.25%, 2/15/16	B1/B+	1,036,179
997	6.25%, 12/15/18	B1/B+	864,703
985	6.25%, 4/15/19	B1/B+	843,518
1,066	6.25%, 5/15/19	B1/NR	911,710
605	6.30%, 10/15/13	B1/B+	581,762
237	6.30%, 11/15/13	B1/B+	227,559
379	6.30%, 3/15/16	B1/B+	344,357
258	6.35%, 5/15/13	B1/B+	250,057
1,140	6.35%, 4/15/16	B1/B+	1,036,260
327	6.35%, 10/15/16	B1/B+	296,542
1,260	6.35%, 4/15/19	B1/B+	1,088,030
66	6.35%, 7/15/19	B1/B+	56,784
54	6.375%, 8/1/13	B1/B+	52,159
240	6.40%, 3/15/16	B1/B+	218,943
108	6.40%, 12/15/18	B1/B+	94,527
639	6.50%, 5/15/13	B1/B+	620,914
40	6.50%, 8/15/13	B1/B+	38,718
225	6.50%, 11/15/13	B1/B+	216,921
329	6.50%, 2/15/16	B1/B+	301,746
764	6.50%, 9/15/16	B1/B+	694,090
1,060	6.50%, 6/15/18	B1/B+	951,807
10	6.50%, 11/15/18	B1/B+	8,802
50	6.50%, 12/15/18	B1/B+	43,989
135	6.50%, 2/15/20	B1/B+	114,749
139	6.55%, 10/15/16	B1/B+	127,181
381	6.60%, 5/15/18	B1/B+	344,951

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$116	6.60%, 6/15/19	B1/B+	$101,523
1,060	6.65%, 6/15/18	B1/B+	961,080
274	6.65%, 2/18/20	B1/B+	235,119
30	6.70%, 5/15/14	B1/B+	28,762
105	6.70%, 6/15/14	B1/B+	100,496
55	6.70%, 8/15/16	B1/B+	50,404
272	6.70%, 6/15/18	B1/B+	247,306
32	6.70%, 6/15/19	B1/B+	28,184
672	6.75%, 9/15/12	B1/B+	659,227
292	6.75%, 7/15/16	B1/B+	268,797
161	6.75%, 8/15/16	B1/B+	147,867
50	6.75%, 11/15/16	B1/B+	46,102
45	6.75%, 6/15/17	B1/B+	40,948
185	6.75%, 3/15/18	B1/B+	166,501
60	6.75%, 7/15/18	B1/B+	54,659
5	6.75%, 9/15/18	B1/B+	4,483
73	6.75%, 10/15/18	B1/B+	65,289
686	6.75%, 5/15/19	B1/B+	605,809
130	6.75%, 6/15/19	B1/B+	114,855
403	6.80%, 2/15/13	B1/B+	393,761
20	6.80%, 10/15/18	B1/B+	17,964
740	6.85%, 4/15/16	B1/B+	686,429
135	6.875%, 10/15/12	B1/B+	132,732
420	6.875%, 4/15/13	B1/B+	410,999
109	6.90%, 6/15/17	B1/B+	100,030
80	6.90%, 8/15/18	B1/B+	70,683
87	6.95%, 6/15/17	B1/B+	80,034
3,244	7.00%, 9/15/12	B1/B+	3,190,130
614	7.00%, 10/15/12	B1/B+	604,576
1,970	7.00%, 11/15/12	B1/B+	1,936,218
693	7.00%, 12/15/12	B1/B+	680,414
285	7.00%, 8/15/13, VRN	B1/B+	278,370
75	7.00%, 7/15/16	B1/B+	69,769
19	7.00%, 1/15/17	B1/B+	17,606
120	7.00%, 6/15/17	B1/B+	110,660
573	7.00%, 2/15/18	B1/B+	523,157
749	7.00%, 3/15/18	B1/B+	683,250
1,286	7.00%, 5/15/18	B1/B+	1,190,949
96	7.00%, 8/15/18	B1/B+	85,414
635	7.00%, 2/15/21	B1/B+	552,153
1,743	7.00%, 9/15/21	B1/B+	1,509,546
411	7.00%, 6/15/22	B1/B+	353,416
417	7.00%, 11/15/23	B1/B+	365,933
2,181	7.00%, 11/15/24	B1/B+	1,856,479
408	7.05%, 3/15/18	B1/B+	373,052
832	7.05%, 4/15/18	B1/B+	773,191
2,900	7.10%, 9/15/12	B1/B+	2,854,627
3,495	7.10%, 1/15/13	B1/B+	3,432,149
385	7.125%, 12/15/12	B1/B+	378,577
2,784	7.125%, 10/15/17	B1/B+	2,558,510
15	7.15%, 9/15/18	B1/B+	13,759

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$2,858	7.20%, 10/15/17	B1/B+	$2,636,602
387	7.25%, 12/15/12	B1/B+	381,115
45	7.25%, 6/15/16	B1/B+	42,334
9,609	7.25%, 9/15/17	B1/B+	8,830,045
597	7.25%, 4/15/18	B1/B+	560,351
215	7.25%, 9/15/18	B1/B+	198,319
601	7.25%, 2/15/25	B1/B+	533,495
161	7.25%, 3/15/25	B1/B+	142,698
85	7.30%, 12/15/17	B1/B+	78,689
3,001	7.30%, 1/15/18	B1/B+	2,775,976
485	7.375%, 11/15/16	B1/B+	474,669
427	7.375%, 4/15/18	B1/B+	403,731
456	7.50%, 10/15/12	B1/B+	453,476
188	7.50%, 6/15/16	B1/B+	178,661
3,455	7.50%, 8/15/17	B1/B+	3,170,581
1,852	7.50%, 11/15/17	B1/B+	1,733,476
1,009	7.50%, 12/15/17	B1/B+	943,775
429	7.50%, 3/15/25	B1/B+	377,981
826	7.55%, 5/15/16	B1/B+	787,115
118	7.75%, 10/15/12	B1/B+	117,044
658	7.75%, 10/15/17	B1/B+	624,058
532	7.875%, 11/15/12	B1/B+	528,097
889	8.00%, 10/15/17	B1/B+	853,602
291	8.00%, 11/15/17	B1/B+	279,394
705	8.125%, 11/15/17	B1/B+	680,830
5	8.20%, 3/15/17	B1/B+	4,883
50	8.50%, 8/15/15	B1/B+	49,034
43	9.00%, 7/15/15	B1/B+	42,873
50	9.00%, 7/15/20	B1/B+	49,188
11,300	BAC Capital Trust XIV, 5.63%, 3/15/12 (g)(i)	Ba3/BB+	7,401,500
	BNP Paribas S.A. (g),
7,000	7.195%, 6/25/37 (a)(d)(i)	Baa1/A	6,090,000
€2,500	7.781%, 7/2/18	Baa1/A	3,303,952
$6,000	C10 Capital SPV Ltd., 6.722%, 12/31/16 (g)	NR/B-	3,420,000
3,400	Capital One Bank USA N.A., 8.80%, 7/15/19 (i)	Baa1/BBB	4,200,567
2,000	Capital One Capital V, 10.25%, 8/15/39 (i)	Baa3/BB	2,088,700
6,300	Capital One Capital VI, 8.875%, 5/15/40 (i)	Baa3/BB	6,400,000
	CIT Group, Inc.,
315	7.00%, 5/1/14	B2/B+	317,133
565	7.00%, 5/1/15	B2/B+	563,022
942	7.00%, 5/1/16	B2/B+	938,370
1,319	7.00%, 5/1/17	B2/B+	1,303,828
	Citigroup, Inc.,
€300	4.75%, 2/10/19, (converts to FRN on 2/10/14)	Baa1/A-	365,269
€3,000	6.393%, 3/6/23	Baa1/A-	4,165,160
$26,700	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37) (i)	Ba1/BB+	26,766,750
	Credit Agricole S.A. (g),
9,600	6.637%, 5/31/17 (a)(d)(i)	A3/BBB+	6,964,800
€4,000	7.875%, 10/26/19	A3/BBB+	5,315,053
	General Electric Capital Corp.,
$13,400	6.375%, 11/15/67, (converts to FRN on 11/15/17) (i)	Aa3/A+	13,299,500

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
£1,100	6.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(d)	Aa3/A+	$1,669,564
$10,000	Glen Meadow Pass Through Trust,
	6.505%, 2/12/67, (converts to FRN on 2/15/17) (a)(d)(i)	Ba1/BB+	7,950,000
	Goldman Sachs Group, Inc. (i),
6,000	6.45%, 5/1/36	A2/A-	5,568,012
7,209	6.75%, 10/1/37	A2/A-	6,845,385
	International Lease Finance Corp.,
3,500	5.65%, 6/1/14	B1/BBB-	3,338,125
2,000	8.625%, 9/15/15	B1/BBB-	2,047,500
19,000	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	Baa1/BBB+	20,220,883
	LBG Capital No.1 PLC,
€1,500	7.375%, 3/12/20	Ba3/BB	1,669,932
£1,300	7.588%, 5/12/20	Ba3/BB	1,635,475
£900	7.867%, 12/17/19	Ba3/BB	1,132,252
£2,439	7.869%, 8/25/20	Ba3/BB	3,107,995
$12,300	7.875%, 11/1/20 (a)(d)	Ba3/BB	9,723,150
12,600	8.00%, 6/15/20 (a)(d)(g)	NR/BB-	10,836,000
16,040	8.50%, 12/17/21 (a)(d)(g)	NR/BB-	14,195,400
£5,000	11.04%, 3/19/20	Ba3/BB	7,710,676
	LBG Capital No.2 PLC,
€900	8.875%, 2/7/20	Ba2/BB+	1,131,244
£400	9.125%, 7/15/20	Ba2/BB+	555,493
£2,470	9.334%, 2/7/20	Ba2/BB+	3,490,315
£400	12.75%, 8/10/20	Ba2/BB+	662,306
£650	14.50%, 1/30/22	Ba2/BB+	1,173,849
£5,000	15.00%, 12/21/19	Ba2/BB+	9,297,452
€7,800	15.00%, 12/21/19	Ba2/BB+	13,165,531
	Lehman Brothers Holdings, Inc. (e),
$10,000	5.50%, 4/4/16	WR/NR	2,537,500
20,000	6.875%, 5/2/18	WR/NR	5,225,000
£2,450	MUFG Capital Finance 5 Ltd., 6.299%, 1/25/17 (g)	Ba1/BBB+	3,698,689
$10,500	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)(i)	Ba2/BB	10,237,500
1,000	PNC Financial Services Group, Inc., 6.75%, 8/1/21 (g)	Baa3/BBB	972,595
3,350	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)(i)	Ba2/BB	2,529,250
	SLM Corp. (i),
5,000	5.00%, 4/15/15	Ba1/BBB-	4,890,010
5,000	5.625%, 8/1/33	Ba1/BBB-	4,137,355
12,200	8.00%, 3/25/20	Ba1/BBB-	12,566,378
17,600	8.45%, 6/15/18	Ba1/BBB-	18,643,328
	Societe Generale S.A. (g),
€12,000	7.756%, 5/22/13	Baa2/BBB+	14,609,387
€5,850	9.375%, 9/4/19	Baa2/BBB+	7,731,080
	Springleaf Finance Corp.,
€2,248	3.25%, 1/16/13	B3/B	2,940,869
$4,300	5.40%, 12/1/15	B3/B	3,676,500
8,500	6.50%, 9/15/17 (i)	B3/B	7,140,000
12,500	6.90%, 12/15/17	B3/B	10,625,000
7,000	Wachovia Capital Trust III, 5.570%, 9/30/11 (g)(i)	Baa3/A-	6,151,250
25,000	Wells Fargo & Co., 7.98%, 3/15/18 (g)	Baa3/A-	25,812,500
7,300	Wells Fargo Capital XV, 9.75%, 9/26/13 (g)(i)	Baa3/A-	7,573,750
			451,726,930

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Hotels/Gaming—0.7%
	MGM Resorts International,
$1,300	10.375%, 5/15/14 (i)	Ba3/B	$1,433,250
1,950	11.125%, 11/15/17	Ba3/B	2,184,000
7,621	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(d)	Baa3/BB+	8,492,124
			12,109,374

Insurance—9.0%
29,000	American General Institutional Capital A, 7.57%, 12/1/45 (a)(d)(i)	Baa2/BBB-	28,855,000
	American International Group, Inc.,
£1,300	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Baa2/BBB	1,614,372
$1,500	6.25%, 3/15/87 (i)	Baa2/BBB	1,215,000
MXN 130,000	7.98%, 6/15/17	Baa1/A-	10,081,792
$7,900	8.175%, 5/15/68, (converts to FRN on 5/15/38) (i)	Baa2/BBB	7,872,745
£11,300	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	17,517,844
£35,000	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	Baa2/BBB	54,258,809
$6,100	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a)(d)(g)(i)	A3/BBB+	6,219,206
5,400	Genworth Financial, Inc., 8.625%, 12/15/16 (i)	Baa3/BBB	5,502,228
13,200	MetLife Capital Trust X, 9.25%, 4/8/68, (converts to FRN on 4/8/38) (a)(d)(i)	Baa2/BBB	15,642,000
3,200	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)(i)	A3/A-	3,819,395
			152,598,391

Oil & Gas—0.9%
14,160	Anadarko Petroleum Corp., 7.00%, 11/15/27 (i)	Ba1/BBB-	15,565,592

Telecommunications—1.8%
15,730	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30 (i)	Baa3/BBB-	16,020,921
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	B1/BB-	1,404,000
€8,700	Wind Acquisition Finance S.A., 11.75%, 7/15/17	B2/BB-	12,560,046
			29,984,967

Transportation—0.1%
$1,268	Federal Express Corp. Pass Through Trust, 7.65%, 1/15/14	Baa2/BBB	1,287,046

Utilities—1.4%
5,000	AES Red Oak LLC, 9.20%, 11/30/29	B2/BB-	5,137,500
10,105	Ameren Energy Generating Co., 7.95%, 6/1/32 (i)	Ba1/BBB-	9,953,425
2,170	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(d)(i)	Baa3/BBB-	2,244,672
4,200	Dynegy Roseton, 7.67%, 11/8/16, Ser. B	Ca/CC	2,835,000
2,100	PPL Capital Funding, Inc.,
	6.70%, 3/30/67, (converts to FRN on 3/30/17)	Ba1/BB+	2,028,808
2,111	Sithe/Independence Funding Corp., 9.00%, 12/30/13	B2/CC	2,346,440
			24,545,845
	Total Corporate Bonds & Notes (cost—$801,997,704)		838,408,796

MUNICIPAL BONDS—19.5%
California—16.3%
37,300	Alameda Cnty. JT Powers Auth. Rev., 7.046%, 12/1/44, Ser. A	A1/AA	41,745,787
	Alameda Corridor Transportation Auth. Rev., Ser. B (AMBAC),
1,500	zero coupon, 10/1/31	Baa2/A-	261,795
1,500	zero coupon, 10/1/32	Baa2/A-	237,585
1,500	zero coupon, 10/1/33	Baa2/A-	215,400

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
California (continued)
$50,000	Bay Area Toll Auth. Rev., 7.043%, 4/1/50, Ser. S-1	A1/A+	$61,539,500
3,000	Fresno Cnty. Rev., zero coupon, 8/15/25, Ser. A (FGIC-NPFGC)	WR/AA-	1,254,930
3,000	Inglewood Rev., zero coupon, 9/1/35, Ser. B (AMBAC)	A2/NR	487,590
3,400	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40	NR/BBB+	3,600,600
31,400	Los Angeles Cnty. Public Works Financing Auth. Rev., 7.618%, 8/1/40	A1/A+	36,618,680
6,480	Los Angeles Community Redev. Agcy., Tax Allocation,
	6.02%, 9/1/21, Ser. L (NPFGC)	Baa1/A	6,114,787
3,425	Riverside Cnty. Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	A3/A-	3,400,717
49,000	Riverside Rev., 7.605%, 10/1/40	NR/AA-	61,762,540
4,820	San Bernardino Cnty. Redev. Agcy., Tax Allocation,
	8.40%, 9/1/40, Ser. A	NR/BBB	4,943,681
21,545	San Diego Redev. Agcy., Tax Allocation, 7.75%, 9/1/40, Ser. A	A3/BBB+	21,682,673
4,365	San Luis Obispo Cnty. Rev., zero coupon, 9/1/27, Ser. C (NPFGC)	Baa1/AA-	1,450,882
1,745	San Marcos Unified School Dist., GO, zero coupon, 8/1/29	Aa2/AA-	587,926
	State, GO,
10,500	7.625%, 3/1/40	A1/A-	12,696,495
2,500	7.95%, 3/1/36	A1/A-	2,774,850
14,300	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	NR/A	15,218,203
			276,594,621

Colorado—0.1%
2,000	Denver Public Schools, CP, 7.017%, 12/15/37, Ser. B	Aa3/A+	2,359,680

District of Columbia—1.0%
15,000	Metropolitan Airports Auth. Rev., 7.462%, 10/1/46	Baa1/BBB+	16,314,450

Louisiana—0.0%
700	New Orleans, Public Improvements, GO, 8.80%, 12/1/39, Ser. A	A3/BBB	759,500

New Jersey—0.7%
	Economic Dev. Auth. Rev., Ser. B (AGM),
3,000	zero coupon, 2/15/22	Aa3/AA+	1,639,680
22,540	zero coupon, 2/15/24	Aa3/AA+	10,646,994
			12,286,674

Ohio—0.4%
5,000	American Municipal Power-Ohio, Inc. Rev., Comb Hydroelectric
	Projects, 8.084%, 2/15/50, Ser. B	A3/A	6,527,950

Pennsylvania—0.1%
	Philadelphia Auth. for Industrial Dev. Rev., Ser. B (AMBAC),
3,000	zero coupon, 4/15/24	A2/BBB	1,126,710
3,800	zero coupon, 4/15/26	A2/BBB	1,181,344
			2,308,054

Texas—0.9%
7,700	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	A1/A+	8,422,876
6,075	State Public Finance Auth. Charter School Finance Corp. Rev.,
	8.125%, 2/15/27	NR/BBB	6,364,109
			14,786,985
	Total Municipal Bonds (cost—$290,489,878)		331,937,914

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—12.3%
$2,761	American Home Mortgage Assets, 0.448%, 9/25/46, CMO, FRN	C/D	$345,217
695	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	471,900
14,700	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa2/CCC	10,760,804
	BCAP LLC Trust, CMO, VRN (a)(d),
4,502	5.592%, 7/26/37 (f)	NR/NR	247,477
4,779	5.783%, 3/26/37	NR/NR	415,808
5,518	10.336%, 6/26/36	NR/NR	662,172
1,398	Bear Stearns Alt-A Trust, 4.502%, 11/25/36, CMO, VRN	Caa3/CCC	739,240
	Chase Mortgage Finance Corp., CMO,
7,468	2.523%, 3/25/37, FRN	Caa2/NR	5,652,186
166	2.927%, 12/25/35, FRN	NR/CC	160,679
6,400	6.00%, 2/25/37	Caa2/CCC	4,979,936
6,000	6.00%, 7/25/37	NR/CCC	4,895,004
7,223	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	Caa1/NR	6,753,925
	Countrywide Alternative Loan Trust, CMO,
96	5.25%, 5/25/21	Caa2/D	78,616
528	5.50%, 3/25/36	Caa3/NR	358,491
2,381	6.50%, 8/25/36	Ca/CC	1,337,198
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
6,509	5.50%, 10/25/35	Caa1/NR	6,161,583
6,500	5.75%, 3/25/37	NR/CCC	5,506,053
5,491	5.75%, 6/25/37	NR/CCC	4,853,724
2,794	6.00%, 4/25/36	NR/CC	2,382,886
679	6.00%, 5/25/36	NR/CC	590,539
3,500	6.00%, 2/25/37	NR/CC	2,883,713
9,829	6.00%, 3/25/37	NR/CCC	8,183,696
1,357	6.00%, 4/25/37	NR/CCC	1,231,763
	Credit Suisse Mortgage Capital Certificates, CMO,
3,293	6.00%, 2/25/37	NR/CCC	2,802,215
8,010	6.00%, 6/25/37	NR/D	6,919,301
	GSR Mortgage Loan Trust, CMO,
8,823	2.953%, 3/25/37, VRN	NR/D	5,184,774
1,515	5.50%, 5/25/36	NR/CC	1,263,415
31,793	6.00%, 2/25/36	NR/CCC	27,863,024
	JPMorgan Mortgage Trust, CMO,
9,695	5.00%, 3/25/37	NR/CCC	7,724,058
312	5.321%, 10/25/35, VRN	B2/NR	296,057
4,369	5.541%, 1/25/37, VRN	Caa2/NR	3,296,548
4,045	5.679%, 6/25/36, VRN	Caa1/NR	3,465,856
1,718	6.00%, 8/25/37	NR/CCC	1,515,745
	RBSSP Resecuritization Trust, CMO, FRN (a)(d)(f),
3,609	0.407%, 10/27/36	NR/NR	86,589
8,000	0.427%, 8/27/37	NR/NR	163,949
	Residential Accredit Loans, Inc., CMO, FRN,
426	0.398%, 6/25/46	Caa2/CCC	149,265
2,857	0.448%, 5/25/37	C/CC	704,667
	Residential Asset Securitization Trust, CMO,
1,101	5.75%, 2/25/36	Caa3/D	743,587
2,060	6.00%, 9/25/36	Ca/D	1,114,978
	Residential Funding Mortgage Securities I, CMO,
10,968	6.00%, 1/25/37	Caa2/NR	9,316,056

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$6,339	6.25%, 8/25/36	Caa1/D	$5,305,532
404	Structured Asset Mortgage Investments, Inc.,
	0.338%, 8/25/36, CMO, FRN	Caa3/CCC	237,497
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
3,270	5.534%, 4/25/37	NR/CCC	2,416,345
2,501	5.816%, 2/25/37	NR/CCC	1,722,118
	WaMu Mortgage Pass Through Certificates, CMO,
6,427	5.218%, 6/25/37, FRN	NR/CCC	4,394,383
1,323	5.280%, 12/25/36, FRN	NR/CCC	922,574
2,528	5.441%, 7/25/37, VRN	NR/CC	1,622,478
4,000	5.622%, 2/25/37, FRN	NR/CCC	3,284,906
1,484	5.834%, 9/25/36, VRN	NR/CC	1,092,779
	Washington Mutual Alternative Mortgage Pass Through
	Certificates, CMO, FRN,
2,999	1.012%, 4/25/47	C/CCC	546,786
2,867	1.092%, 5/25/47	C/CCC	708,598
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
15,246	2.733%, 7/25/36, FRN	NR/CC	11,374,105
2,867	2.742%, 7/25/36, FRN	NR/CC	2,168,419
1,307	2.771%, 4/25/36, VRN	NR/CC	1,061,905
8,342	4.090%, 10/25/36, FRN	NR/CCC	6,315,044
3,400	6.00%, 7/25/37	B3/CCC	3,219,491
22,000	6.00%, 8/25/37	Caa1/NR	20,123,708
	Total Mortgage-Backed Securities (cost—$205,878,884)		208,779,362

Shares
PREFERRED STOCK—3.9%
Banking—1.9%
298,700	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(g)(j)
	(acquisition cost-$16,727,200; purchased 8/23/10-2/1/11)	NR/A	17,701,984
12,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (g)	A3/NR	14,182,500
			31,884,484

Financial Services—2.0%
7,000	Ally Financial, Inc., 7.00%, 12/31/11 (a)(d)(g)	B3/CCC	5,326,782
1,024,000	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2 (k)	B3/CCC	21,812,736
100	Union Planters Preferred Funding Corp., 7.75%, 7/15/23 (a)(b)(d)(g)(j)
	(acquisition cost-$8,762,500; purchased 12/15/10)	B2/B	7,556,250
			34,695,768
	Total Preferred Stock (cost—$69,267,200)		66,580,252

CONVERTIBLE PREFERRED STOCK—3.2%
Financial Services—0.9%
14,850	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Baa3/A-	15,458,405

Utilities—2.3%
	PPL Corp.,
201,000	8.75%, 5/1/14	NR/NR	10,994,700
495,000	9.50%, 7/1/13	NR/NR	28,457,550
			39,452,250
	Total Convertible Preferred Stock (cost—$46,201,148)		54,910,655

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
SOVEREIGN DEBT OBLIGATIONS—2.4%
Brazil—1.8%
	Brazil Notas do Tesouro Nacional, Ser. F,
BRL 2,275	10.00%, 1/1/13	Baa2/NR	$1,407,661
BRL 2,304	10.00%, 1/1/14	Baa2/NR	1,409,036
BRL 44,860	10.00%, 1/1/17	Baa2/NR	26,498,969
BRL 2,000	Brazilian Government International Bond, 12.50%, 1/5/22	Baa2/BBB-	1,620,705
			30,936,371

Spain—0.6%
€7,500	Spain Government Bond, 4.90%, 7/30/40	Aa2/AA	9,225,783
	Total Sovereign Debt Obligations (cost—$35,035,668)		40,162,154

SENIOR LOANS (a)(c)—1.1%
Financial Services—1.1%
$20,000	Springleaf Finance Corp., 5.50%, 5/10/17 (cost—$19,904,117)		18,516,660

ASSET-BACKED SECURITIES—1.0%
8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	9,423,714
4,485	GSAA Trust, 6.295%, 6/25/36	Caa3/CCC	2,662,045
6,874	Indymac Residential Asset-Backed Trust, 0.378%, 7/25/37, FRN	Caa3/CCC	3,276,691
2,866	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	1,847,342
	Total Asset-Backed Securities (cost—$16,275,483)		17,209,792

Shares
MUTUAL FUNDS—0.0%
6,200	BlackRock MuniYield Quality Fund II, Inc.	76,012
15,481	BlackRock MuniYield Quality Fund III, Inc.	199,086
	Total Mutual Funds (cost—$269,800)	275,098

Principal
Amount
(000s)
U.S. GOVERNMENT AGENCY SECURITIES—0.0%
$23	Fannie Mae, 8.00%, 7/18/27, CMO (cost—$23,867)	Aaa/AA+	27,536

SHORT-TERM INVESTMENTS—7.3%
U.S. Treasury Obligations (h)(l)—2.9%
	U.S. Treasury Bills,
48,589	0.005%-0.066%, 9/1/11-9/22/11 (cost—$48,588,924)		48,588,924

Corporate Notes—0.7%
Financial Services—0.6%
	Ally Financial, Inc.,
240	1.881%, 10/17/11, FRN	B1/B+	240,329
170	1.951%, 9/15/11, FRN	B1/B+	170,230
500	2.001%, 9/15/11, FRN	B1/B+	500,680
330	2.031%, 10/15/11, FRN	B1/B+	330,505
198	2.251%, 12/15/11, FRN	B1/B+	197,277
1,000	2.636%, 2/15/12, FRN	B1/B+	994,800

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$901	6.75%, 9/15/11	B1/B+	$900,969
1,012	6.75%, 10/15/11	B1/B+	1,007,944
260	6.75%, 7/15/12	WR/NR	252,444
142	7.125%, 8/15/12	B1/B+	141,355
6,749	7.25%, 8/15/12 (i)	B1/B+	6,567,061
			11,303,594

Utilities—0.1%
1,132	East Coast Power LLC, 7.066%, 3/31/12 (i)	Baa3/BBB	1,138,207
	Total Corporate Notes (cost—$12,531,040)		12,441,801

Repurchase Agreements—3.7%
12,300	Citigroup Global Markets, Inc., dated 8/31/11, 0.08%, due 9/1/11, proceeds $12,300,027; collateralized by U.S. Treasury Notes, 0.50%, due 11/15/13, valued at $12,544,647 including accrued interest		12,300,000
7,100	Morgan Stanley & Co., Inc., dated 8/31/11, 0.06%, due 9/1/11, proceeds $7,100,012; collateralized by U.S. Treasury Notes, 1.875%, due 9/30/17, valued at $7,276,892 including accrued interest		7,100,000
28,400	Morgan Stanley & Co., Inc., dated 8/31/11, 0.08%, due 9/1/11, proceeds $28,400,063; collateralized by Federal Farm Credit Bank, 0.25%, due 8/19/13, valued at $14,921,924 and U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $14,537,253 including accrued interest		28,400,000
14,200	Morgan Stanley & Co., Inc., dated 8/31/11, 0.09%, due 9/1/11, proceeds $14,200,036; collateralized by U.S. Treasury Notes, 3.625%, due 2/15/21, valued at $14,493,009 including accrued interest		14,200,000
881	State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $881,000; collateralized by U.S. Treasury Notes, 3.625%, due 2/15/20, valued at $901,588 including accrued interest		881,000
	Total Repurchase Agreements (cost—$62,881,000)		62,881,000
	Total Short-Term Investments (cost—$124,000,964)		123,911,725

	Total Investments (cost—$1,609,344,713) (m)—100.0%		$1,700,719,944

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $300,739,524, representing 17.7% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on August 31, 2011.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $498,015, representing 0.03% of total investments.

(g)	Perpetual maturity. The date shown is the first call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(j)	Restricted. The aggregate acquisition cost of such securities is $31,959,173 and the aggregate market value is $32,524,552, representing 1.9% of total investments.

(k)	Dividend rate is fixed until the first call date and variable thereafter.

(l)	Rates reflect the effective yields at purchase date.

(m)

At August 31, 2011, the cost basis of investments for federal income tax purposes was $1,609,379,872. Gross unrealized appreciation was $150,536,800; gross unrealized depreciation was $59,196,728 and net unrealized appreciation was $91,340,072. The difference between book and tax cost basis was attributable to wash sales.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

BRL—Brazilian Real

£—British Pound

CMO—Collateralized Mortgage Obligation

CP—Certificates of Participation

€—Euro

FGIC—insured by Financial Guaranty Insurance Co.

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2011.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MXN—Mexican Peso

NPFGC—insured by National Public Finance Guarantee Corp.

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2011.

WR—Withdrawn Rating

Other Investments:

(A) Credit default swap agreements:

Sell protection swap agreements outstanding at August 31, 2011 (1):

						Upfront	Unrealized
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Paid(Received)	(Depreciation)
Bank of America:
Brazilian Government International Bond	$1,000	1.32%	12/20/15	1.00%	$(11,485)	$(7,663)	$(3,822)
Brazilian Government International Bond	50,000	1.73%	6/20/21	1.00%	(2,960,469)	(2,039,882)	(920,587)
SLM	375	3.59%	12/20/13	5.00%	15,377	(52,500)	67,877
Barclays Bank:
Brazilian Government International Bond	39,600	1.32%	12/20/15	1.00%	(454,822)	(293,737)	(161,085)
Republic of Indonesia	30,000	1.47%	12/20/15	1.00%	(522,864)	(581,570)	58,706
SLM	6,000	3.59%	12/20/13	5.00%	246,031	(750,000)	996,031
BNP Paribas:
Royal Bank of Scotland	3,500	2.69%	6/20/13	1.50%	(62,091)	—	(62,091)
Royal Bank of Scotland	3,500	1.73%	6/20/13	2.65%	76,212	—	76,212
Citigroup:
China Government Bond	50,000	1.05%	6/20/16	1.00%	(11,334)	672,877	(684,211)
MBIA Insurance Corp.	12,500	16.12%	9/20/11	5.00%	50,068	(218,750)	268,818
MBIA Insurance Corp.	4,000	16.12%	3/20/12	5.00%	(192,837)	(210,000)	17,163
Mexico Government International Bond	20,000	1.31%	12/20/15	1.00%	(221,792)	(19,820)	(201,972)
Republic of Italy	50,000	3.62%	3/20/16	1.00%	(5,105,029)	(1,643,726)	(3,461,303)
Spain Government Bond	39,400	3.58%	6/20/16	1.00%	(4,134,872)	(2,352,811)	(1,782,061)
Credit Suisse First Boston:
Egypt Government International Bond	4,750	3.74%	3/20/16	1.00%	(527,042)	(565,391)	38,349
Republic of Indonesia	12,000	1.47%	12/20/15	1.00%	(209,146)	(249,756)	40,610
Republic of South Africa	8,000	1.40%	12/20/15	1.00%	(117,931)	(74,433)	(43,498)
Deutsche Bank:
Brazilian Government International Bond	50,000	1.36%	3/20/16	1.00%	(695,189)	(448,936)	(246,253)
Egypt Government International Bond	5,000	3.74%	3/20/16	1.00%	(554,781)	(603,027)	48,246
General Electric	10,000	2.29%	12/20/15	1.00%	(493,563)	(421,878)	(71,685)
General Electric	32,000	2.33%	9/20/16	1.00%	(1,884,266)	(2,238,018)	353,752
General Electric	18,000	2.33%	9/20/16	5.00%	2,380,066	2,016,678	363,388
Mexico Government International Bond	50,000	1.72%	6/20/21	1.00%	(2,895,947)	(1,409,137)	(1,486,810)
SLM	3,000	3.59%	12/20/13	5.00%	123,015	(390,000)	513,015
Spain Government Bond	20,000	3.58%	6/20/16	1.00%	(2,098,920)	(1,172,317)	(926,603)
Goldman Sachs:
MBIA Insurance Corp.	1,000	16.12%	3/20/12	5.00%	(48,209)	(55,000)	6,791
HSBC Bank:
Brazilian Government International Bond	50,000	1.36%	3/20/16	1.00%	(695,189)	(448,936)	(246,253)
Credit Agricole	€10,000	4.56%	6/20/16	3.00%	(838,610)	319,177	(1,157,787)
Mexico Government International Bond	$8,000	1.31%	12/20/15	1.00%	(88,717)	(102,365)	13,648
Russian Government International Bond	25,000	1.82%	3/20/16	1.00%	(840,445)	(515,162)	(325,283)
JPMorgan Chase:
Berkshire Hathaway	35,000	1.64%	12/20/15	1.00%	(851,652)	(1,081,114)	229,462
Merrill Lynch & Co.	10,000	3.14%	9/20/16	1.00%	(917,505)	(1,447,258)	529,753
Republic of Indonesia	25,000	1.58%	6/20/16	1.00%	(612,787)	(459,878)	(152,909)
Republic of South Africa	25,000	1.40%	12/20/15	1.00%	(368,532)	(244,762)	(123,770)
Morgan Stanley:
Egypt Government International Bond	8,500	3.74%	3/20/16	1.00%	(943,129)	(1,011,754)	68,625
Egypt Government International Bond	25,000	3.82%	6/20/16	1.00%	(2,985,638)	(2,380,107)	(605,531)
Merrill Lynch & Co.	5,000	3.14%	9/20/16	1.00%	(458,752)	(741,653)	282,901
Russian Government International Bond	25,000	1.82%	3/20/16	1.00%	(840,445)	(526,697)	(313,748)
Royal Bank of Scotland:
France Government Bond	40,000	1.45%	12/20/15	0.25%	(1,956,891)	(1,042,352)	(914,539)
UBS:
MBIA Insurance Corp.	5,700	16.12%	3/20/12	5.00%	(274,793)	(242,250)	(32,543)
MetLife	50,000	2.41%	12/20/15	1.00%	(2,713,164)	(3,013,695)	300,531
Republic of South Korea	58,000	1.17%	12/20/15	1.00%	(302,752)	687,227	(989,979)
					$(36,000,821)	$(25,360,376)	$(10,640,445)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at August 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B)  Forward foreign currency contracts outstanding at August 31, 2011:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	August 31, 2011	(Depreciation)
Purchased:
558,300 Brazilian Real settling 9/2/11	Bank of America	$300,000	$350,713	$50,713
46,424,496 Brazilian Real settling 9/2/11	Barclays Bank	29,249,304	29,162,947	(86,357)
45,308,346 Brazilian Real settling 9/2/11	HSBC Bank	28,098,199	28,461,804	363,605
557,850 Brazilian Real settling 9/2/11	Morgan Stanley	300,000	350,430	50,430
451,000 British Pound settling 9/13/11	Citigroup	734,525	732,019	(2,506)
451,000 British Pound settling 9/13/11	Royal Bank of Canada	729,266	732,019	2,753
1,554,000 Chinese Yuan Renminbi settling 11/15/11	Barclays Bank	241,868	244,172	2,304
9,344,774 Chinese Yuan Renminbi settling 11/15/11	Citigroup	1,438,432	1,468,296	29,864
4,000,000 Chinese Yuan Renminbi settling 2/13/12	Deutsche Bank	617,379	631,209	13,830
5,793,760 Chinese Yuan Renminbi settling 11/15/11	JPMorgan Chase	901,507	910,343	8,836
12,975,912 Chinese Yuan Renminbi settling 2/13/12	JPMorgan Chase	1,992,248	2,047,629	55,381
667,000 Euro settling 10/19/11	Royal Bank of Scotland	942,011	957,595	15,584
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	100,215	98,814	(1,401)
5,245,582 Mexican Peso settling 11/18/11	Deutsche Bank	446,053	422,490	(23,563)
463,755 Mexican Peso settling 11/18/11	Morgan Stanley	39,288	37,352	(1,936)
2,280,450 South African Rand settling 9/13/11	Barclays Bank	300,000	325,557	25,557
1,519,800 South African Rand settling 9/13/11	Morgan Stanley	200,000	216,967	16,967
760,000 South African Rand settling 9/13/11	UBS	100,000	108,498	8,498
2,222,500 South Korean Won settling 11/14/11	JPMorgan Chase	2,086	2,074	(12)
Sold:
558,300 Brazilian Real settling 9/2/11	Bank of America	351,751	350,713	1,038
46,424,496 Brazilian Real settling 9/2/11	Barclays Bank	28,849,426	29,162,948	(313,522)
45,308,346 Brazilian Real settling 9/2/11	HSBC Bank	28,546,085	28,461,804	84,281
45,308,346 Brazilian Real settling 11/3/11	HSBC Bank	27,864,911	28,158,445	(293,534)
557,850 Brazilian Real settling 9/2/11	Morgan Stanley	351,468	350,430	1,038
27,215,000 British Pound settling 9/13/11	Barclays Bank	44,495,981	44,172,706	323,275
27,214,000 British Pound settling 9/13/11	Citigroup	44,543,195	44,171,083	372,112
1,363,000 British Pound settling 9/13/11	Royal Bank of Scotland	2,198,491	2,212,287	(13,796)
26,808,000 British Pound settling 9/13/11	UBS	44,019,085	43,512,104	506,981
33,108,840 Chinese Yuan Renminbi settling 9/14/11	JPMorgan Chase	5,105,450	5,191,441	(85,991)
63,189,000 Euro settling 10/19/11	Barclays Bank	88,769,487	90,718,817	(1,949,330)
1,783,000 Euro settling 10/19/11	Citigroup	2,559,331	2,559,807	(476)
1,924,000 Euro settling 10/19/11	Credit Suisse First Boston	2,686,385	2,762,237	(75,852)
6,248,000 Euro settling 10/19/11	Morgan Stanley	8,706,588	8,970,092	(263,504)
4,160,559 South African Rand settling 10/28/11	HSBC Bank	591,299	590,129	1,170
				$(1,177,563)

At August 31, 2011, the Fund held $500,000 in cash as collateral for derivative contracts. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(C) Open reverse repurchase agreements at August 31, 2011

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.57%	8/29/11	11/29/11	$14,110,670	$14,110,000
Barclays Bank	0.608%	8/25/11	11/28/11	27,408,240	27,405,000
	0.653%	8/24/11	11/29/11	4,504,654	4,504,000
	0.753%	8/24/11	2/24/12	20,627,451	20,624,000
	0.753%	8/26/11	2/24/12	1,094,137	1,094,000
	0.764%	8/24/11	2/14/12	34,955,936	34,950,000
	0.903%	8/24/11	11/29/11	15,779,166	15,776,000
	1.053%	8/24/11	2/14/12	12,216,858	12,214,000
	1.053%	8/24/11	2/17/12	41,899,803	41,890,000
	1.053%	8/24/11	2/24/12	5,687,331	5,686,000
Credit Suisse First Boston	0.85%	8/24/11	11/16/11	9,550,803	9,549,000
	0.85%	8/24/11	11/23/11	9,659,824	9,658,000
Deutsche Bank	0.55%	8/24/11	11/10/11	2,888,353	2,888,000
	0.55%	8/24/11	11/18/11	8,115,992	8,115,000
	0.55%	8/24/11	11/23/11	3,497,428	3,497,000
	0.70%	8/24/11	11/10/11	6,154,957	6,154,000
	0.70%	8/24/11	11/15/11	477,074	477,000
	0.70%	8/24/11	11/23/11	29,201,541	29,197,000
	0.70%	8/24/11	11/29/11	24,979,885	24,976,000
Greenwich Capital Markets	0.60%	8/24/11	11/18/11	17,059,274	17,057,000
	0.60%	8/24/11	11/23/11	5,279,704	5,279,000
Royal Bank of Canada	0.664%	8/25/11	11/29/11	19,749,550	19,747,000
	0.669%	8/29/11	12/2/11	12,280,685	12,280,000
					$327,127,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended August 31, 2011 was $304,014,133 at a weighted average interest rate of 0.51%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at August 31, 2011 was $351,851,957.

At August 31, 2011, the Fund held $2,281,431, $775,000 and $544,277 in principal value of U.S. Government Agency securities, Corporate Bonds and Mortgage-Backed securities, respectively, as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•       Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•       Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•       Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for level 2 and level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of senior loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at August 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	8/31/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$16,457,726	$32,220,343	$48,678,069
Transportation	—	—	1,287,046	1,287,046
Utilities	—	21,710,845	2,835,000	24,545,845
All Other	—	763,897,836	—	763,897,836
Municipal Bonds	—	331,937,914	—	331,937,914
Mortgage-Backed Securities	—	207,203,367	1,575,995	208,779,362
Preferred Stock	—	66,580,252	—	66,580,252
Convertible Preferred Stock	$54,910,655	—	—	54,910,655
Sovereign Debt Obligations	—	40,162,154	—	40,162,154
Senior Loans	—	18,516,660	—	18,516,660
Asset-Backed Securities	—	17,209,792	—	17,209,792
Mutual Funds	275,098	—	—	275,098
U.S. Government Agency Securities	—	27,536	—	27,536
Short-Term Investments	—	123,911,725	—	123,911,725
Total Investments in Securities - Assets	$55,185,753	$1,607,615,807	$37,918,384	$1,700,719,944

Other Financial Instruments* - Assets
Credit Contracts	—	$4,273,878	—	$4,273,878
Foreign Exchange Contracts	—	1,934,217	—	1,934,217
Total Other Financial Instruments* - Assets	—	$6,208,095	—	$6,208,095

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(14,914,323)	—	$(14,914,323)
Foreign Exchange Contracts	—	(3,111,780)	—	(3,111,780)
Total Other Financial Instruments* - Liabilities	—	$(18,026,103)	—	$(18,026,103)

Total Investments	$55,185,753	$1,595,797,799	$37,918,384	$1,688,901,936

*Other financial instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended August 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended August 31, 2011, was as follows:

						Net Change
	Beginning			Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	11/30/10	Purchase	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3	Level 3**	8/31/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$47,586,752	—	$(13,505,362)	$(80,940)	$349,388	$(2,129,495)	—	—	$32,220,343
Financial Services	15,053,870	—	—	1,192	—	(859,662)	—	$(14,195,400)	—
Transportation	1,315,672	—	(42,405)	(3,037)	(418)	17,234	—	—	1,287,046
Utilities	3,927,000	—	—	43,035	—	(1,135,035)	—	—	2,835,000
Mortgage-Backed Securities	4,838,221	1,640,356	(5,211,185)	97,136	1,053,852	(842,385)	—	—	1,575,995
Total Investments	$72,721,515	$1,640,356	$(18,758,952)	$57,386	$1,402,822	$(4,949,343)	—	$(14,195,400)	$37,918,384

**Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at August 31, 2011 was $(2,779,862).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 20, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 20, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 20, 2011